Stock-Based Compensation - Summary of Share-Based Payment Arrangement, Restricted Stock And Restricted Stock Unit, Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Number of shares, Outstanding as of Beginning balance	5,902,731	5,902,731	0
Number of shares, Granted	5,675,393	5,675,393	6,059,635
Number of shares, Vested	0		0
Number of shares, Forfeited or cancelled	(275,310)		(156,904)
Number of shares, Outstanding as of Ending balance	11,302,814		5,902,731
Weighted average grant date fair value, Outstanding as of Beginning balance	$ 4.2	$ 4.2	$ 0
Weighted average grant date fair value, Granted	7.28		4.2
Weighted average grant date fair value, Vested	0		0
Weighted average grant date fair value, Forfeited or cancelled	6.62		4.2
Weighted average grant date fair value, Outstanding as of Ending balance	$ 6.9		$ 4.2
Restricted Stock Awards (RSAs) [Member]
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Number of shares, Outstanding as of Beginning balance	0	0
Number of shares, Granted	1,163,984	1,163,984
Number of shares, Vested	(1,163,984)
Number of shares, Forfeited or cancelled	0
Number of shares, Outstanding as of Ending balance	0		0
Weighted average grant date fair value, Outstanding as of Beginning balance	$ 0	$ 0
Weighted average grant date fair value, Granted	6.51
Weighted average grant date fair value, Vested	6.51
Weighted average grant date fair value, Forfeited or cancelled	0
Weighted average grant date fair value, Outstanding as of Ending balance	$ 0		$ 0